ACQUISITION AGREEMENT (Details Narrative) - Spetner Associates Inc [Member] - USD ($)	Oct. 29, 2024	May 14, 2024	Aug. 30, 2021
Business Acquisition [Line Items]
Promissory note principle			$ 46,690
Spetner [Member] | Stock Exchange Agreement [Member]
Business Acquisition [Line Items]
Ownership percentage	20.00%	9.90%
Spetner [Member] | Stock Exchange Agreement [Member] | Minimum [Member]
Business Acquisition [Line Items]
Business acquisition percentage	10.00%
Spetner [Member] | Stock Exchange Agreement [Member] | Maximum [Member]
Business Acquisition [Line Items]
Business acquisition percentage	20.00%
Spetner [Member] | Stock Exchange Agreement [Member]
Business Acquisition [Line Items]
Business acquisition percentage		80.00%
Prepayments of purchase price	$ 5,500,000	$ 13,714,286
Promissory note principle	$ 2,500,000
Number of shares of common stock, shares	140,064
Number of shares of common stock, value	$ 329,431
Purchase price in cash	$ 5,500,000